Supplemental Financial Information - Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net cash paid during the period for:
Interest	$ 174	$ 292	$ 301
Income taxes	34	28	25
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	6	31	30
Book value of these assets	(4)	(12)	(40)
Non-cash gains (losses)		1
Net gain (loss) on sale of assets	2	20	(10)
Non-cash financing information:
Exchange of Term Loan C for Term Loan D	400
Other items:
Non-cash interest cost due to applying effective interest method	$ 2	$ 22	$ 18